INCOME TAX - Unrecognized Income Tax Benefits - Narrative (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2015 RUB (₽)
Unrecognized income tax benefits
Unrecognized Tax Benefits	$ 3.4			₽ 580.0			₽ 239.0	$ 4.2	₽ 290.0	₽ 37.0
Unrecognized income tax benefits, if recognized, would affect the effective tax rate	3.4						239.0		290.0
(Expense)/Benefit as a result of recording interest and penalties as a part of provision of income tax	0.7	₽ 50.0	₽ (99.0)	₽ (170.0)
Subsequent event | Scenario, Forecast [Member]
Unrecognized income tax benefits
Refund of income tax benefits					$ 4.2	₽ 291.0
Refund of interest and penalties					$ 1.8	₽ 126.0
Other accrued liabilities, non-current
Unrecognized income tax benefits
Unrecognized Tax Benefits	0.5						32.0		117.0
Accounts payable and accrued liabilities
Unrecognized income tax benefits
Unrecognized Tax Benefits	$ 0.5						₽ 36.0		₽ 0.0